Investments (Fair Value of Fixed Income Securities by Contractual Maturity) (Detail) $ in Millions	Jun. 30, 2023 USD ($)
Schedule of Held-to-maturity Securities [Line Items]
Due in one year or less	$ 91
Due after one year through five years	482
Due after five years through ten years	422
Due after ten years	895
Total	1,890
Virginia Electric and Power Company
Schedule of Held-to-maturity Securities [Line Items]
Due in one year or less	59
Due after one year through five years	260
Due after five years through ten years	248
Due after ten years	519
Total	$ 1,086